Schedule of Commercial Mortgage Loans by Geographic Distribution (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
California
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	24.30%	22.30%
Illinois
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	11.50%	13.50%
Texas
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	8.90%	11.20%
New Jersey
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	7.40%	7.00%
Arizona
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.70%	6.40%
Ohio
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.60%	1.70%
Florida
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.30%	4.90%